Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 99.7%
General Obligation Bonds - 10.5%
2,425,000	Chicago Illinois Park District	4.00%	01/01/2034	2,218,563
2,930,000	Chicago Illinois Park District	4.00%	01/01/2036	2,633,554
6,000,000	Chicago Illinois Park District†	5.00%	01/01/2044	6,142,412
1,125,000	Detroit City Michigan School District	5.00%	05/01/2039	1,179,496
8,045,000	Grossmont California Healthcare District+	3.69%	07/15/2033	5,130,653
1,950,000	Illinois, State of	5.00%	12/01/2025	1,983,714
2,205,000	Illinois, State of	5.00%	10/01/2027	2,254,300
2,290,000	Illinois, State of	5.25%	07/01/2029	2,304,091
4,950,000	Illinois, State of	5.00%	02/01/2039	4,844,269
4,315,000	New Jersey, State of	2.30%	06/01/2027	3,868,599
1,905,000	New York, City of New York	1.25%	08/01/2027	1,611,319
1,250,000	New York, City of New York	2.90%	10/01/2027	1,140,772
				35,311,742
Revenue Bonds - 89.2%
1,750,000	Allegheny County Pennsylvania Hospital Development Authority (SIFMA Municipal Swap Index + 0.58%)	3.04%	11/15/2026	1,741,619
1,200,000	Arizona Industrial Development Authority	4.00%	07/01/2041	1,002,832
4,985,000	Arizona State University	5.00%	07/01/2025	5,219,948
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	10,147,515
2,250,000	Austin, Texas	7.88%	09/01/2026	2,259,149
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	936,731
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,419,030
750,000	Buffalo New York Sewer Authority	4.00%	06/15/2051	652,724
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	634,174
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	505,340
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,046,978
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,038,867
2,000,000	California Infrastructure & Economic Development Bank	4.00%	05/01/2046	1,759,893
4,360,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	2.81%	08/01/2047	4,313,705
2,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2049	2,047,664
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,180,172
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,394,460
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,172,575
3,965,000	California State Public Works Board	5.50%	11/01/2031	4,055,593
5,000,000	Clayton County Georgia Development Authority	5.00%	07/01/2033	5,005,127
1,500,000	Colorado Health Facilities Authority	4.00%	12/01/2040	1,239,468
2,390,000	Denver Colorado Airport System Revenue	5.25%	11/15/2026	2,438,028
5,000,000	Denver Colorado Airport System Revenue	1.72%	11/15/2027	4,332,482
3,000,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2039	3,099,590
2,495,000	Du Page County Illinois	3.00%	05/15/2047	1,736,634
1,320,000	East Chicago Illinois Sanitary District	4.00%	07/15/2031	1,325,783
2,000,000	Florida Development Finance Corp.	4.00%	11/15/2035	1,853,073
2,375,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2042	2,348,348
2,500,000	Grand Forks County North Dakota^	7.00%	12/15/2043	1,410,471
2,500,000	Grand Forks County North Dakota^	9.00%	06/15/2044	1,446,546
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	629,816
7,000,000	Illinois Finance Authority^	5.00%	08/15/2029	7,161,685
2,471,643	Industrial Development Authority of the City of St. Louis Missouri	2.22%	12/01/2038	1,896,306
7,225,000	King County Washington Sewer Revenue	4.00%	07/01/2032	7,274,184
7,500,000	Lakeland Florida Hospital System	5.00%	11/15/2040	7,501,513
2,380,000	Lancaster County Pennsylvania Hospital Authority	5.00%	08/15/2042	2,400,697
3,000,000	Lancaster County Pennsylvania Solid Waste Management Authority	5.25%	12/15/2031	3,070,854
600,000	Los Angeles California Department of Airports	5.00%	05/15/2033	660,078
700,000	Los Angeles California Department of Airports	5.00%	05/15/2034	763,887
15,020,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	15,218,458
2,500,000	Maryland Community Development Administration	2.41%	07/01/2043	1,757,174
1,275,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,062,528
3,000,000	Maryland Stadium Authority	5.00%	05/01/2036	3,176,502
8,970,000	Maryland Stadium Authority	5.00%	05/01/2038	9,461,418
10,000,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2038	10,000,208
6,880,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	7,198,995
4,455,000	Massachusetts Clean Energy Cooperative Corp.	1.57%	07/01/2026	3,955,082
1,500,000	Massachusetts Educational Financing Authority	2.56%	07/01/2026	1,369,518
1,000,000	Massachusetts Port Authority	5.00%	07/01/2037	1,029,883
4,640,000	Massachusetts Water Resources Authority	5.00%	08/01/2030	4,917,805
5,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities	5.00%	07/01/2040	4,909,014
135,000	Metropolitan Pier & Exposition Authority+	2.24%	12/15/2031	86,645
3,000,000	Metropolitan Pier & Exposition Authority+	2.35%	12/15/2032	1,815,196
270,000	Metropolitan Pier & Exposition Authority+	2.79%	06/15/2034	148,959
135,000	Metropolitan Pier & Exposition Authority+	2.89%	06/15/2035	70,209
175,000	Metropolitan Pier & Exposition Authority+	2.92%	06/15/2037	80,657
1,175,000	Metropolitan Pier & Exposition Authority+	3.49%	12/15/2038	493,626
375,000	Metropolitan Pier & Exposition Authority+	3.41%	12/15/2051	79,712
590,000	Metropolitan Pier & Exposition Authority+	3.57%	12/15/2052	118,614
1,955,000	Metropolitan Transportation Authority	5.25%	11/15/2033	2,080,842
1,050,000	Metropolitan Transportation Authority	5.00%	11/15/2035	1,110,419
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2037	4,952,399
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,293,750
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,807,893
4,455,000	Miami Beach Florida Health Facilities	5.00%	11/15/2039	4,447,152
1,500,000	Miami-Dade County Florida Water & Sewer System	4.00%	10/01/2039	1,380,287
1,000,000	Michigan Finance Authority	5.00%	07/01/2029	1,034,357
3,500,000	Michigan Finance Authority	5.00%	07/01/2032	3,570,060
2,075,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,037,500
1,000,000	New Jersey Economic Development Authority	3.47%	06/15/2027	930,179
4,230,000	New Jersey Economic Development Authority	5.00%	03/01/2035	4,230,250
2,665,000	New Jersey Economic Development Authority	4.00%	06/15/2036	2,401,930
1,890,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	1,705,225
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	1,611,726
10,000,000	New York City Municipal Water Finance Authority	5.00%	06/15/2047	10,027,738
2,000,000	New York City Municipal Water Finance Authority	4.00%	06/15/2047	1,800,049
4,000,000	New York City Municipal Water Finance Authority#	2.75%	06/15/2044	4,000,000
1,000,000	New York City Municipal Water Finance Authority	5.00%	06/15/2047	1,009,953
11,000,000	New York Liberty Development Corp.	3.00%	09/15/2043	8,077,978
2,010,000	New York State Dormitory Authority	5.00%	07/01/2042	2,054,986
930,000	New York State Dormitory Authority	5.00%	07/01/2050	907,250
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,378,410
1,368,602	New York State Housing Finance Agency	1.65%	05/15/2039	884,806
10,000,000	New York State Urban Development Corp.	5.00%	03/15/2033	10,068,839
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	927,885
10,000,000	Ohio State University	5.00%	06/01/2038	10,034,484
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	2.86%	01/01/2052	1,500,266
2,500,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	2,541,540
1,500,000	Portland Maine General Airport Revenue	4.00%	01/01/2038	1,346,188
13,500,000	Tender Option Bond Trust Receipts/Certificates#^	2.66%	10/01/2049	13,500,000
4,000,000	Toledo Ohio Water System Revenue	5.00%	11/15/2038	4,047,100
8,000,000	University of Colorado Hospital Authority	5.00%	11/15/2036	7,999,670
1,954,226	Utah Housing Corp.	3.00%	01/21/2052	1,845,283
4,980,225	Utah Housing Corp.	4.50%	06/21/2052	4,854,872
2,500,000	Utah Housing Corp.	5.00%	10/21/2052	2,502,052
2,250,000	Virginia Small Business Financing Authority	4.00%	01/01/2036	2,031,819
1,650,000	Wayne County Michigan Airport Authority	5.00%	12/01/2034	1,732,662
1,685,000	Wayne County Michigan Airport Authority	5.00%	12/01/2036	1,762,639
				298,504,180
Total Municipal Bonds (Cost $363,067,425)				333,815,922

Shares
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
3,927,724	First American Government Obligations Fund - Class Z, 2.74%*			3,927,724
Total Short-Term Investments (Cost $3,927,724)				3,927,724
Total Investments - 100.9% (Cost $366,995,149)				337,743,646
Floating Rate Note Obligations - (1.2)%
Note with interest and fee rate of 3.11% as of the date of this report and a contractual maturity of collateral of 01/01/2044~				(4,000,000)
Liabilities in Excess of Other Assets - 0.3%				1,017,813
NET ASSETS - 100.0%				$334,761,459

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security.  Rate disclosed is as of the date of this report.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
* Annualized seven-day yield as of the date of this report.
~ Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $6,142,412 are held by TOB Trusts and serve as collateral for the $4,000,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.